Note 21 - Quarterly Results of Operations (Unaudited)	12 Months Ended
Oct. 31, 2025
Notes to Financial Statements
Quarterly Financial Information [Text Block]
(21)	Quarterly Results of Operations (Unaudited)

The following is a summary of the unaudited quarterly results of operations for the years ended October 31, 2025 and 2024:

	Quarter ended
Fiscal year ended October 31, 2025	January 31	April 30	July 31	October 31
Net sales	$15,742,617	$17,549,748	$19,916,919	$19,828,929
Gross profit	4,626,794	5,334,341	6,319,311	6,318,490
Selling, general & administrative expenses	5,459,059	5,743,455	5,736,667	6,029,403
Income (loss) from operations	(852,352)	(429,202)	562,474	268,748
Income (loss) before income taxes	(1,095,364)	(683,144)	306,354	47,597
Net income (loss)	(1,107,431)	(697,922)	301,886	48,613
Basic and diluted net income (loss) per share	$(0.14)	$(0.09)	$0.04	$0.01

	Quarter ended
Fiscal year ended October 31, 2024	January 31	April 30	July 31	October 31
Net sales	$14,854,765	$16,112,098	$16,221,671	$19,485,565
Gross profit	3,713,522	4,038,636	3,920,224	6,532,390
Selling, general & administrative expenses	5,093,105	5,319,580	5,237,646	5,850,216
Income (loss) from operations	(1,399,685)	(1,301,137)	(1,337,553)	662,088
Income (loss) before income taxes	(1,418,195)	(1,594,119)	(1,550,370)	373,175
Net income (loss)	(1,425,274)	(1,601,346)	(1,557,053)	373,462
Basic and diluted net income (loss) per share	$(0.18)	$(0.21)	$(0.20)	$0.05

Optical Cable Corporation (OCC)